Note 10 - Reportable Business Segments - Components of Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020
Statement Line Items [Line Items]
Sales	$ 649,602	$ 768,440	$ 1,242,736	$ 1,438,605
Cost of goods sold	428,891	843,788	752,888	1,301,729
Gross margin	220,711	(75,348)	489,848	136,876
Depreciation of property and equipment	1,647	2,516	4,334	5,503
Amortization of intangible assets	4,026	5,988	8,618	13,600
Administrative expenses	43,957	41,466	82,099	82,269
Selling and marketing expenses	47,912	54,279	94,871	115,983
Other operating expenses	15,092	31,338	27,724	56,504
Segment profit (loss) for the period	108,077	(210,935)	272,202	(136,983)
Finance costs	(29,744)	(28,451)	(51,597)	(51,997)
Restructuring costs	(7,118)		(7,118)
Gain on Recapitalization transaction, net	52,152		50,341
Unrealized gain (loss) of derivative instruments and other	(84,968)	65,463	(7,619)	(176,536)
Realized gain (loss) of derivative instruments	(85,457)	236,500	(219,903)	156,568
Other income (expense), net	(2,425)	28,825	(3,057)	28,085
Provision for income taxes	(673)	(2,053)	(1,307)	241
Profit (Loss) for the period from continuing operations	(50,156)	89,349	31,942	(180,622)
Loss from discontinued operations	(1,210)	(9,809)	(4,158)	(14,998)
Profit (loss) for the period	(51,366)	79,540	27,784	(195,620)
Capital expenditures	2,987	532	4,673	6,201
Provision for income taxes	(673)	(2,053)	(1,307)	241
Other income (expense), net	(2,425)	28,825	(3,057)	28,085
Total goodwill	268,006	325,468	268,006	325,468	$ 272,692
Total assets	1,137,667	1,561,870	1,137,667	1,561,870
Total liabilities	1,308,416	1,867,309	1,308,416	1,867,309
Profit (Loss) for the period	(51,366)	79,540	27,784	(195,620)
Consumer division [member]
Statement Line Items [Line Items]
Sales	402,903	474,209	774,699	884,207
Cost of goods sold	249,411	487,424	434,852	746,683
Gross margin	153,492	(13,215)	339,847	137,524
Depreciation of property and equipment	1,626	2,483	4,287	5,432
Amortization of intangible assets	3,147	5,301	6,851	12,221
Administrative expenses	10,438	9,290	18,899	20,525
Selling and marketing expenses	29,666	34,578	57,222	76,378
Other operating expenses	11,954	29,483	21,069	53,214
Segment profit (loss) for the period	96,661	(94,350)	231,519	(30,246)
Finance costs
Restructuring costs
Gain on Recapitalization transaction, net
Unrealized gain (loss) of derivative instruments and other
Realized gain (loss) of derivative instruments
Other income (expense), net
Provision for income taxes
Profit (Loss) for the period from continuing operations
Loss from discontinued operations
Profit (loss) for the period
Capital expenditures	2,695	731	4,216	5,650
Provision for income taxes
Other income (expense), net
Total goodwill	171,352	165,989	171,352	165,989
Total assets	883,098	1,153,935	883,098	1,153,935
Total liabilities	1,176,596	1,638,809	1,176,596	1,638,809
Profit (Loss) for the period
Commercial division [member]
Statement Line Items [Line Items]
Sales	246,699	294,231	468,037	554,398
Cost of goods sold	179,480	356,364	318,036	555,046
Gross margin	67,219	(62,133)	150,001	(648)
Depreciation of property and equipment	21	33	47	71
Amortization of intangible assets	879	687	1,767	1,379
Administrative expenses	4,763	6,527	10,598	12,678
Selling and marketing expenses	18,246	19,701	37,649	39,605
Other operating expenses	3,138	1,855	6,655	3,290
Segment profit (loss) for the period	40,172	(90,936)	93,285	(57,671)
Finance costs
Restructuring costs
Gain on Recapitalization transaction, net
Unrealized gain (loss) of derivative instruments and other
Realized gain (loss) of derivative instruments
Other income (expense), net
Provision for income taxes
Profit (Loss) for the period from continuing operations
Loss from discontinued operations
Profit (loss) for the period
Capital expenditures	292	(199)	457	551
Provision for income taxes
Other income (expense), net
Total goodwill	96,654	159,479	96,654	159,479
Total assets	254,569	407,935	254,569	407,935
Total liabilities	131,820	228,500	131,820	228,500
Profit (Loss) for the period
Corporate [member]
Statement Line Items [Line Items]
Sales
Cost of goods sold
Gross margin
Depreciation of property and equipment
Amortization of intangible assets
Administrative expenses	28,756	25,649	52,602	49,066
Selling and marketing expenses
Other operating expenses
Segment profit (loss) for the period	(28,756)	(25,649)	(52,602)	(49,066)
Finance costs
Restructuring costs
Gain on Recapitalization transaction, net
Unrealized gain (loss) of derivative instruments and other
Realized gain (loss) of derivative instruments
Other income (expense), net
Provision for income taxes
Profit (Loss) for the period from continuing operations
Loss from discontinued operations
Profit (loss) for the period
Capital expenditures
Provision for income taxes
Other income (expense), net
Total goodwill
Total assets
Total liabilities
Profit (Loss) for the period